S-K 1603(a)(9) Restrictions on Selling Securities	May 05, 2026
Forge Nano Lock-Up Holders [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Forge Nano Lock-Up Holders
Sponsor and Each Insider [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor and each Insider